Note 12 - Right-of-use Assets, Net and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Year ended December 31, 2020	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	36,137	225,389	14,194	275,720
Currency translation adjustment	(839)	746	530	437
Increase due to business combinations (*)	3,461	13,730	7,556	24,747
Additions	11,534	42,573	5,034	59,141
Transfers / Reclassifications	439	(458)	136	117
Disposals	(8,800)	(8,622)	(8,835)	(26,257)
At December 31, 2020	41,932	273,358	18,615	333,905

Depreciation
Accumulated at the beginning of the year	8,330	30,581	3,683	42,594
Currency translation adjustment	(92)	145	190	243
Depreciation charge	13,200	37,671	6,920	57,791
Transfers / Reclassifications	(2,876)	1,702	1,291	117
Disposals	(3,420)	(2,106)	(3,267)	(8,793)
Accumulated at the end of the year	15,142	67,993	8,817	91,952
At December 31, 2020	26,790	205,365	9,798	241,953
Year ended December 31, 2019	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	27,713	202,352	8,335	238,400
Currency translation adjustment	(88)	6	8	(74)
Increase due to business combinations (**)	229	2,038	-	2,267
Additions	9,292	24,985	7,165	41,442
Transfers / Reclassifications	-	496	(496)	-
Disposals	(1,009)	(4,488)	(818)	(6,315)
At December 31, 2019	36,137	225,389	14,194	275,720

Depreciation
Accumulated at the beginning of the year	-	-	-	-
Currency translation adjustment	(3)	3	8	8
Depreciation charge	8,514	31,869	3,908	44,291
Transfers / Reclassifications	-	(62)	62	-
Disposals	(181)	(1,229)	(295)	(1,705)
Accumulated at the end of the year	8,330	30,581	3,683	42,594
At December 31, 2019	27,807	194,808	10,511	233,126

Lease liability evolution [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019

Opening net book amount	230,167	234,149
Increase due to business combinations	26,046	2,267
Translation differences	7,656	2,690
Additions	58,536	36,957
Cancellations	(17,529)	(4,688)
Repayments (*)	(51,666)	(43,974)
Interest accrued	4,133	2,766
At December 31,	257,343	230,167